Summary of Significant Accounting Policy (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (numerator)
Net income for common stockholders	$ 1,824	$ 958	$ 5,205	$ 3,408	$ 1,479
Less: preferred stock dividends	20	20	80	60	100
Net income available to common stockholders	1,804	938	5,125	3,348	1,379
Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	9,448	6,140	6,992	5,788	5,641
Dilutive effect of employee stock based awards and warrants	296	128	161	61	37
Adjusted weighted average shares outstanding	9,744	6,268	7,153	5,849	5,678
Earnings per share:
Basic (in dollars per share)	$ 0.19	$ 0.15	$ 0.73	$ 0.58	$ 0.24
Diluted (in dollars per share)	$ 0.19	$ 0.15	$ 0.72	$ 0.57	$ 0.24
Veritex Holdings, Inc.
Earnings (numerator)
Net income for common stockholders			$ 5,205	$ 3,408